UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Annual Report

August 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-ANN-1010
1.861961.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Life of Fund A
Fidelity® High Income Central Fund 2	20.25%	11.00%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted impressive gains for the year ending August 31, 2010, with The BofA Merrill Lynch US High Yield Constrained IndexSM returning 21.92%. Conditions were ripe for a strong run in high yield, as the U.S. economy began growing again, credit conditions improved, interest rates remained exceptionally low and corporations showed better-than-expected financial results. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at prevailing rates that were lower, but still high enough to attract yield-hungry investors during a period of very low interest rates for higher-quality fixed-income alternatives, such as government bonds and money market instruments. The secondary market for high-yield bonds was active, paralleling a steady stream of new high-yield issuance that was generally well-received by market participants who were encouraged by an increasing number of credit-rating upgrades. Additionally, the high-yield default rate fell sharply, further bolstering demand. Fewer companies entered the distressed-securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. At times, equity-market volatility negatively influenced high-yield bonds, but these setbacks were temporary.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Central Fund 2: For the year, the fund returned 20.25%, lagging the BofA Merrill Lynch index. Underweighting financial bonds hurt. Compared with the benchmark, the fund lacked much exposure to insurance companies - most notably American International Group (AIG) - banks and thrifts, and diversified financial services issuers. Security selection in publishing/printing and energy also detracted. Combined with a modest cash position in an up market, these factors more than accounted for all of the fund's underperformance. Security selection in technology and homebuilding/real estate was especially helpful, however. In individual terms, the biggest drag came from cable company Charter Communications, whose bonds trailed the market. First Data, a processor of credit card transactions, suffered from weak earnings and sluggish consumer spending. Underweighting strong-performing Clear Channel Communications also hurt. On the positive side, business communications company Avaya benefited from a well-received merger and better prospects for corporate spending. Rouse, a mall operator and out-of-benchmark holding, made substantial progress toward emerging from bankruptcy protection. Nexstar Broadcasting Group also helped. Rouse and AIG were sold from the portfolio before period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.0019%	$ 1,000.00	$ 1,058.90	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.6	0.0
Avaya, Inc.	2.8	2.7
HCA, Inc.	2.5	2.6
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.0	2.4
CIT Group, Inc.	1.9	1.7
	12.8
Top Five Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.4	10.5
Technology	7.6	8.1
Healthcare	7.4	8.5
Energy	6.5	5.9
Electric Utilities	6.2	6.9
Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
AAA,AA,A 0.0%	AAA,AA,A 0.3%
BBB 1.7%	BBB 2.0%
BB 19.9%	BB 23.1%
B 50.0%	B 45.9%
CCC,CC,C 19.5%	CCC,CC,C 22.2%
D 0.0%	D 0.1%
Not Rated 1.9%	Not Rated 2.1%
Equities 1.9%	Equities 1.9%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Nonconvertible Bonds 80.4%		Nonconvertible Bonds 80.8%
	Convertible Bonds, Preferred Stocks 1.8%		Convertible Bonds, Preferred Stocks 2.4%
	Common Stocks 0.7%		Common Stocks 0.7%
	Floating Rate Loans 12.0%		Floating Rate Loans 13.7%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	10.9%	** Foreign investments	12.4%

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 81.0%
	Principal Amount	Value
Convertible Bonds - 0.6%
Building Materials - 0.0%
General Cable Corp. 0.875% 11/15/13	$ 340,000	$ 291,125
Capital Goods - 0.3%
AGCO Corp. 1.75% 12/31/33	700,000	1,044,680
General Cable Corp. 4.5% 11/15/29 (e)	388,000	331,585
		1,376,265
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	918,500
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	770,000	793,100
TOTAL CONVERTIBLE BONDS		3,378,990
Nonconvertible Bonds - 80.4%
Aerospace - 0.6%
Esterline Technologies Corp. 7% 8/1/20 (f)	620,000	630,850
Sequa Corp.:
11.75% 12/1/15 (f)	2,435,000	2,520,225
13.5% 12/1/15 pay-in-kind (f)	225,506	236,218
		3,387,293
Air Transportation - 0.5%
Air Canada 9.25% 8/1/15 (f)	1,005,000	989,925
Continental Airlines, Inc. 9.25% 5/10/17	470,000	488,800
Delta Air Lines, Inc.:
8.3% 12/15/29 (a)	5,950,000	1
9.5% 9/15/14 (f)	280,000	300,300
Delta Air Lines, Inc. pass-thru trust certificates:
7.779% 1/2/12	47,594	47,642
10.06% 1/2/16 (a)	31,995	15,997
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	375,480	352,951
United Air Lines, Inc. 9.875% 8/1/13 (f)	415,000	440,938
		2,636,554
Automotive - 2.6%
Accuride Corp. 9.5% 8/1/18 (f)	100,000	102,500
ArvinMeritor, Inc. 10.625% 3/15/18	330,000	357,225
Commercial Vehicle Group, Inc. 8% 7/1/13	115,000	97,750
Ford Motor Credit Co. LLC:
7.5% 8/1/12	985,000	1,036,713
8% 12/15/16	1,050,000	1,140,632
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp. 8.25% 7/15/23 (c)	$ 500,000	$ 156,250
Lear Corp.:
7.875% 3/15/18	215,000	221,988
8.125% 3/15/20	240,000	249,000
Navistar International Corp. 8.25% 11/1/21	1,865,000	1,939,600
Tenneco, Inc.:
7.75% 8/15/18 (f)	235,000	236,763
8.125% 11/15/15	1,820,000	1,890,525
8.625% 11/15/14	1,290,000	1,319,025
10.25% 7/15/13	355,000	358,550
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,830,000	2,031,300
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	1,435,000	1,377,600
TRW Automotive, Inc.:
7% 3/15/14 (f)	1,135,000	1,169,050
8.875% 12/1/17 (f)	260,000	278,200
		13,962,671
Banks and Thrifts - 4.3%
Bank of America Corp. 8.125% (g)	1,440,000	1,461,600
CIT Group, Inc.:
7% 5/1/13	454,810	450,262
7% 5/1/14	569,716	554,049
7% 5/1/15	1,939,716	1,866,977
7% 5/1/16	3,844,529	3,666,720
7% 5/1/17	2,644,341	2,488,986
Citigroup Capital XXI 8.3% 12/21/77 (g)	670,000	693,450
GMAC LLC:
6.625% 5/15/12	2,675,000	2,715,125
6.625% 5/15/12	790,000	801,850
6.75% 12/1/14	1,878,000	1,859,220
6.875% 9/15/11	949,000	964,421
7.5% 12/31/13	835,000	851,700
8% 11/1/31	600,000	588,000
Wells Fargo & Co. 7.98% (g)	980,000	1,014,300
Wells Fargo Capital XIII 7.7% (g)	510,000	520,200
Zions Bancorp. 7.75% 9/23/14	2,510,000	2,636,875
		23,133,735
Broadcasting - 1.0%
Clear Channel Communications, Inc. 10.75% 8/1/16	3,325,000	2,493,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc.:
0.5% 1/15/14 pay-in-kind (f)(g)	$ 1,585,035	$ 1,457,176
7% 1/15/14	521,000	510,580
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)	805,000	813,050
		5,274,556
Building Materials - 1.6%
General Cable Corp.:
2.908% 4/1/15 (g)	1,240,000	1,133,050
7.125% 4/1/17	1,805,000	1,818,538
Goodman Global Group, Inc. 0% 12/15/14	1,395,000	857,925
Masco Corp. 7.125% 3/15/20	640,000	633,600
Nortek, Inc. 11% 12/1/13	3,243,777	3,454,623
Texas Industries, Inc. 9.25% 8/15/20 (f)	580,000	577,100
		8,474,836
Cable TV - 2.6%
Cablevision Systems Corp. 8.625% 9/15/17 (f)	1,780,000	1,922,400
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)	455,000	468,650
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	1,310,000	1,336,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,897,951	2,244,327
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(g)	2,170,000	2,283,925
10.875% 9/15/14 (e)(f)	1,140,000	1,278,168
CSC Holdings LLC:
8.5% 4/15/14	750,000	821,250
8.625% 2/15/19	785,000	877,238
EchoStar Communications Corp. 7.125% 2/1/16	2,335,000	2,387,538
		13,619,696
Capital Goods - 1.2%
Aircastle Ltd. 9.75% 8/1/18 (f)	275,000	278,438
Amsted Industries, Inc. 8.125% 3/15/18 (f)	1,145,000	1,165,038
Coleman Cable, Inc. 9% 2/15/18	1,640,000	1,640,000
Esco Corp.:
4.4121% 12/15/13 (f)(g)	1,090,000	991,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Esco Corp.: - continued
8.625% 12/15/13 (f)	$ 550,000	$ 563,750
SPX Corp. 7.625% 12/15/14	1,630,000	1,752,250
		6,391,376
Chemicals - 2.3%
CF Industries Holdings, Inc. 6.875% 5/1/18	1,000,000	1,045,000
Chemtura Corp. 7.875% 9/1/18 (f)	1,310,000	1,342,750
Ferro Corp. 7.875% 8/15/18	195,000	197,925
Georgia Gulf Corp. 9% 1/15/17 (f)	940,000	975,250
LBI Escrow Corp. 8% 11/1/17 (f)	1,305,000	1,402,875
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,145,000	3,097,825
NOVA Chemicals Corp.:
6.5% 1/15/12	480,000	490,800
8.375% 11/1/16	1,080,000	1,104,300
8.625% 11/1/19	1,500,000	1,560,000
PolyOne Corp. 8.875% 5/1/12	935,000	998,113
		12,214,838
Containers - 1.1%
Berry Plastics Corp. 5.2759% 2/15/15 (g)	4,780,000	4,493,200
Berry Plastics Holding Corp. 8.875% 9/15/14	745,000	707,750
Solo Cup Co. 8.5% 2/15/14	505,000	431,775
		5,632,725
Diversified Financial Services - 4.7%
Capital One Capital V 10.25% 8/15/39	1,320,000	1,425,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	3,395,000	3,378,025
Ineos Finance PLC 9% 5/15/15 (f)	410,000	422,300
International Lease Finance Corp.:
5.3% 5/1/12	425,000	413,313
5.625% 9/20/13	910,000	854,263
5.875% 5/1/13	705,000	671,513
6.375% 3/25/13	155,000	149,769
6.625% 11/15/13	1,210,000	1,164,625
7.125% 9/1/18 (f)	2,680,000	2,733,600
8.625% 9/15/15 (f)	5,975,000	6,019,813
8.75% 3/15/17 (f)	3,975,000	4,004,813
8.875% 9/1/17	1,640,000	1,656,400
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)	450,000	448,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	$ 550,000	$ 548,625
Sprint Capital Corp. 8.75% 3/15/32	1,070,000	1,031,213
		24,922,747
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17	110,000	114,125
9.25% 12/15/17	1,175,000	1,232,281
Entravision Communication Corp. 8.75% 8/1/17 (f)	570,000	570,000
Interpublic Group of Companies, Inc. 10% 7/15/17	510,000	585,225
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	1,060,000	1,105,050
11.5% 5/1/16	1,775,000	1,996,875
11.625% 2/1/14	535,000	601,875
12.5% 8/1/16 (d)	660,000	648,450
		6,853,881
Electric Utilities - 4.3%
AES Corp.:
8% 10/15/17	2,440,000	2,580,300
9.75% 4/15/16	660,000	735,900
Calpine Corp. 7.875% 7/31/20 (f)	3,870,000	3,879,675
CMS Energy Corp. 8.75% 6/15/19	590,000	671,125
Edison Mission Energy 7.2% 5/15/19	2,255,000	1,465,750
Energy Future Holdings Corp.:
10% 1/15/20 (f)	515,000	493,756
10.875% 11/1/17	147,000	87,465
12% 11/1/17 pay-in-kind (g)	102,900	47,231
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	625,000	599,219
Intergen NV 9% 6/30/17 (f)	865,000	888,788
Mirant Americas Generation LLC:
8.5% 10/1/21	2,155,000	1,961,050
9.125% 5/1/31	2,889,000	2,589,266
NRG Energy, Inc.:
7.25% 2/1/14	505,000	515,100
7.375% 2/1/16	835,000	839,175
NSG Holdings II, LLC 7.75% 12/15/25 (f)	975,000	862,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
RRI Energy, Inc. 7.875% 6/15/17	$ 3,085,000	$ 2,845,913
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	3,025,000	1,920,875
		22,983,463
Energy - 6.2%
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)	3,570,000	2,873,850
Chesapeake Energy Corp.:
6.5% 8/15/17	3,425,000	3,467,813
7.625% 7/15/13	825,000	891,000
9.5% 2/15/15	1,155,000	1,299,375
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	1,128,000	1,125,180
11.75% 7/15/14 (f)	470,000	509,950
Continental Resources, Inc. 7.375% 10/1/20 (f)	550,000	558,250
Denbury Resources, Inc. 8.25% 2/15/20	743,000	798,725
Drummond Co., Inc. 7.375% 2/15/16	515,000	520,150
El Paso Corp. 8.25% 2/15/16	475,000	514,188
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	1,140,000	1,060,200
Forest Oil Corp. 7.25% 6/15/19	2,440,000	2,449,028
Global Geophysical Services, Inc. 10.5% 5/1/17 (f)	1,160,000	1,154,200
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	875,000	853,125
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	950,000	864,500
LINN Energy LLC 8.625% 4/15/20 (f)	1,490,000	1,571,950
OPTI Canada, Inc.:
7.875% 12/15/14	815,000	627,550
8.25% 12/15/14	3,980,000	3,064,600
Parker Drilling Co. 9.125% 4/1/18 (f)	445,000	444,466
Petrohawk Energy Corp. 7.25% 8/15/18 (f)	1,135,000	1,132,163
Pioneer Drilling Co. 9.875% 3/15/18 (f)	535,000	537,675
Plains Exploration & Production Co.:
7% 3/15/17	2,285,000	2,250,725
7.625% 4/1/20	960,000	965,952
10% 3/1/16	1,395,000	1,527,525
Quicksilver Resources, Inc. 7.125% 4/1/16	200,000	191,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (f)	1,235,000	1,265,875
Thermon Industries, Inc. 9.5% 5/1/17 (f)	245,000	253,575
		32,773,090
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Entertainment/Film - 0.2%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)	$ 585,000	$ 592,313
MCE Finance Ltd. 10.25% 5/15/18 (f)	325,000	348,563
		940,876
Environmental - 0.2%
Clean Harbors, Inc. 7.625% 8/15/16	470,000	481,750
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)	535,000	547,680
		1,029,430
Food and Drug Retail - 1.5%
Rite Aid Corp.:
7.5% 3/1/17	750,000	675,000
9.375% 12/15/15	1,035,000	846,113
9.5% 6/15/17	3,530,000	2,806,350
10.25% 10/15/19	335,000	344,213
10.375% 7/15/16	1,140,000	1,182,750
SUPERVALU, Inc.:
7.5% 11/15/14	670,000	670,000
8% 5/1/16	635,000	636,588
Tops Markets LLC 10.125% 10/15/15 (f)	815,000	839,450
		8,000,464
Food/Beverage/Tobacco - 0.7%
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	1,190,000	1,133,475
Constellation Brands, Inc. 8.375% 12/15/14	1,455,000	1,578,675
Dean Foods Co. 7% 6/1/16	827,413	775,700
		3,487,850
Gaming - 1.1%
Marina District Finance Co., Inc.:
9.5% 10/15/15 (f)	1,320,000	1,313,400
9.875% 8/15/18 (f)	1,320,000	1,313,400
MGM Mirage, Inc.:
5.875% 2/27/14	1,000,000	790,000
6.75% 4/1/13	720,000	630,000
7.625% 1/15/17	1,280,000	1,004,800
13% 11/15/13	345,000	398,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (f)	665,000	669,988
		6,120,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 6.5%
Alere, Inc. 9% 5/15/16	$ 735,000	$ 742,350
Apria Healthcare Group, Inc. 12.375% 11/1/14 (f)	1,070,000	1,171,650
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (g)	3,600,000	3,906,000
Carriage Services, Inc. 7.875% 1/15/15	700,000	686,000
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,070,000
HCA, Inc.:
7.25% 9/15/20	320,000	337,600
7.875% 2/15/20	2,290,000	2,461,750
8.5% 4/15/19	1,420,000	1,551,350
9.125% 11/15/14	770,000	810,425
9.25% 11/15/16	2,625,000	2,802,188
9.625% 11/15/16 pay-in-kind (g)	2,607,000	2,782,973
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,270,000	2,230,275
Omega Healthcare Investors, Inc.:
7% 1/15/16	170,000	173,825
7.5% 2/15/20 (f)	1,430,000	1,487,200
Psychiatric Solutions, Inc. 7.75% 7/15/15	370,000	374,625
Senior Housing Properties Trust 6.75% 4/15/20	190,000	194,750
Tenet Healthcare Corp.:
8.875% 7/1/19	1,335,000	1,438,463
9.25% 2/1/15	775,000	809,875
Ventas Realty LP:
6.5% 6/1/16	2,550,000	2,601,000
6.5% 6/1/16	205,000	209,100
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	5,421,531	5,584,177
		34,425,576
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	1,620,000	1,838,700
KB Home 6.25% 6/15/15	535,000	489,525
Realogy Corp. 10.5% 4/15/14	2,360,000	1,935,200
Standard Pacific Corp. 8.375% 5/15/18	645,000	619,200
		4,882,625
Hotels - 0.5%
Host Hotels & Resorts LP:
6.875% 11/1/14	1,650,000	1,691,250
9% 5/15/17	135,000	146,475
Host Marriott LP 7.125% 11/1/13	807,000	819,105
		2,656,830
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 1.4%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)	$ 850,000	$ 856,375
NCL Corp. Ltd. 11.75% 11/15/16	3,775,000	4,190,250
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	200,000	202,500
11.875% 7/15/15	1,590,000	1,868,250
yankee 7.25% 6/15/16	205,000	204,488
		7,321,863
Metals/Mining - 2.8%
Arch Coal, Inc.:
7.25% 10/1/20	250,000	251,875
8.75% 8/1/16	665,000	716,538
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25% 12/15/17 (f)	785,000	806,588
CONSOL Energy, Inc.:
8% 4/1/17 (f)	2,320,000	2,436,000
8.25% 4/1/20 (f)	1,580,000	1,678,750
Drummond Co., Inc. 9% 10/15/14 (f)	360,000	377,100
FMG Finance Property Ltd.:
10% 9/1/13 (f)	2,150,000	2,343,500
10.625% 9/1/16 (f)	1,775,000	2,094,500
Massey Energy Co. 6.875% 12/15/13	2,000,000	2,025,000
Novelis, Inc. 7.25% 2/15/15 (e)	910,000	912,275
Peabody Energy Corp. 7.375% 11/1/16	360,000	392,400
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	345,000	348,450
Teck Resources Ltd. 10.25% 5/15/16	322,000	389,218
		14,772,194
Paper - 1.4%
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	550,000	578,875
Cascades, Inc. 7.75% 12/15/17	790,000	805,800
Domtar Corp.:
9.5% 8/1/16	550,000	635,250
10.75% 6/1/17	570,000	702,525
NewPage Corp. 11.375% 12/31/14	1,406,000	1,142,375
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	3,062,000	2,954,830
11.5% 7/1/14	765,000	814,725
		7,634,380
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - 2.5%
Cadmus Communications Corp. 8.375% 6/15/14	$ 445,000	$ 380,475
Cenveo Corp.:
7.875% 12/1/13	1,725,000	1,643,063
10.5% 8/15/16 (f)	2,430,000	2,426,963
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(g)	1,890,000	1,880,550
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	6,670,000	6,336,500
Valassis Communications, Inc. 8.25% 3/1/15	578,000	602,565
		13,270,116
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	920,000	924,600
Landry's Restaurants, Inc. 11.625% 12/1/15	235,000	246,750
Landrys Holdings, Inc. 11.5% 6/1/14 (f)	485,000	446,200
		1,617,550
Services - 4.4%
ARAMARK Corp. 3.9656% 2/1/15 (g)	2,470,000	2,260,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.8763% 5/15/14 (g)	950,000	836,000
7.625% 5/15/14	1,000,000	1,000,000
7.75% 5/15/16	1,540,000	1,493,800
9.625% 3/15/18	1,920,000	1,987,200
Corrections Corp. of America 6.25% 3/15/13	690,000	696,900
Hertz Corp. 8.875% 1/1/14	1,015,000	1,042,913
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	3,875,000	3,429,375
Penhall International Corp. 12% 8/1/14 (c)(f)	190,000	114,000
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(g)	4,615,000	4,799,600
The Geo Group, Inc. 7.75% 10/15/17 (f)	240,000	248,400
United Rentals North America, Inc.:
7% 2/15/14	235,000	231,475
7.75% 11/15/13	1,440,000	1,443,600
9.25% 12/15/19	1,380,000	1,466,250
10.875% 6/15/16	2,165,000	2,392,325
		23,441,888
Shipping - 1.5%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,668,750
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	1,725,000	1,785,375
9.5% 12/15/14	635,000	633,413
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,310,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Teekay Corp. 8.5% 1/15/20	$ 710,000	$ 761,475
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	679,650
		7,838,663
Specialty Retailing - 0.8%
Toys 'R' US Property Co. I LLC 10.75% 7/15/17	3,980,000	4,467,550
Steels - 1.0%
AK Steel Corp. 7.625% 5/15/20	1,295,000	1,298,238
Edgen Murray Corp. 12.25% 1/15/15 (f)	3,205,000	2,644,125
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	1,520,000	1,501,000
		5,443,363
Super Retail - 2.3%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	3,411,000	3,257,505
8% 3/15/14	1,435,000	1,435,000
Ltd. Brands, Inc. 7% 5/1/20	605,000	627,688
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (e)	1,125,000	1,271,250
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (g)	3,919,697	3,978,492
Sonic Automotive, Inc. 8.625% 8/15/13	438,000	443,475
The May Department Stores Co. 5.75% 7/15/14	470,000	482,925
Toys 'R' US, Inc. 7.375% 9/1/16 (f)	670,000	673,350
		12,169,685
Technology - 5.7%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)	250,000	248,125
Amkor Technology, Inc. 7.375% 5/1/18 (f)	540,000	538,650
Avaya, Inc.:
9.75% 11/1/15	1,635,000	1,540,988
10.125% 11/1/15 pay-in-kind (g)	6,279,538	5,934,163
Ceridian Corp. 11.25% 11/15/15	555,000	488,400
First Data Corp.:
9.875% 9/24/15	4,820,000	3,705,375
9.875% 9/24/15	960,000	720,000
10.55% 9/24/15 pay-in-kind (g)	3,812,891	2,697,123
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,145,000	1,984,125
9.25% 4/15/18 (f)	1,450,000	1,450,000
10.125% 12/15/16	330,000	272,250
10.125% 3/15/18 (f)	1,900,000	1,961,750
Lucent Technologies, Inc. 6.45% 3/15/29	1,160,000	783,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
NXP BV/NXP Funding LLC 10% 7/15/13 (f)	$ 581,000	$ 630,385
Serena Software, Inc. 10.375% 3/15/16	355,000	352,338
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)	195,000	203,288
SunGard Data Systems, Inc.:
9.125% 8/15/13	3,125,000	3,175,781
10.625% 5/15/15	230,000	253,023
Telcordia Technologies, Inc. 11% 5/1/18 (f)	805,000	789,947
Viasystems, Inc. 12% 1/15/15 (f)	685,000	744,938
Xerox Capital Trust I 8% 2/1/27	1,610,000	1,643,538
		30,117,187
Telecommunications - 10.2%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,400,000	2,352,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,010,000	2,022,462
Clearwire Escrow Corp. 12% 12/1/15 (f)	930,000	935,766
Cricket Communications, Inc.:
9.375% 11/1/14	1,095,000	1,108,688
10% 7/15/15	1,335,000	1,395,075
Digicel Group Ltd.:
8.875% 1/15/15 (f)	295,000	296,475
9.125% 1/15/15 pay-in-kind (f)(g)	1,709,000	1,717,545
Frontier Communications Corp.:
7.875% 4/15/15	640,000	673,600
8.25% 5/1/14	1,010,000	1,089,487
8.25% 4/15/17	1,180,000	1,259,650
8.5% 4/15/20	3,415,000	3,602,825
8.75% 4/15/22	1,310,000	1,382,050
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (g)	5,249,531	5,404,647
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	4,140,000	4,398,750
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	2,425,000	2,503,813
MetroPCS Wireless, Inc. 9.25% 11/1/14	630,000	655,200
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	632,894
6.875% 10/31/13	380,000	379,050
7.375% 8/1/15	5,680,000	5,623,200
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)	1,295,000	1,337,088
8% 10/1/15 (f)	1,570,000	1,687,750
Sprint Capital Corp. 6.9% 5/1/19	5,820,000	5,470,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)	$ 2,100,000	$ 2,310,000
12% 12/1/15 (f)	1,025,000	1,078,813
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(g)	1,891,124	1,954,792
Windstream Corp.:
7% 3/15/19	745,000	722,650
8.125% 9/1/18 (f)	875,000	888,125
8.625% 8/1/16	1,159,000	1,196,668
		54,079,863
Textiles & Apparel - 0.1%
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	665,963
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)	575,000	572,125
TOTAL NONCONVERTIBLE BONDS		427,217,565
TOTAL CORPORATE BONDS (Cost $399,654,337)		430,596,555
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.136% 8/1/24 (f)(g) (Cost $130,277)	171,401	69,246
Common Stocks - 0.7%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	22,691	832,306
Building Materials - 0.3%
Nortek, Inc. (a)	42,461	1,762,132
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	6,551	221,096
Chemicals - 0.2%
Georgia Gulf Corp. (a)	62,500	812,500
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(h)	40,013	230,075
Common Stocks - continued
	Shares	Value
Publishing/Printing - continued
HMH Holdings, Inc. warrants 3/9/17 (a)	57,163	$ 28,582
RDA Holding Co. warrants 2/19/14 (a)(h)	6,468	0
		258,657
TOTAL COMMON STOCKS (Cost $8,056,666)		3,886,691
Convertible Preferred Stocks - 1.2%

Banks and Thrifts - 1.2%
Bank of America Corp. Series L, 7.25%	2,966	2,817,700
Huntington Bancshares, Inc. 8.50%	3,410	3,529,384
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,518,731)		6,347,084
Floating Rate Loans - 12.0%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 3.79% 12/3/14 (g)	$ 2,450,810	2,273,126
Air Transportation - 0.7%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5294% 4/30/14 (g)	1,743,741	1,608,601
US Airways Group, Inc. term loan 2.7616% 3/23/14 (g)	2,235,000	1,882,988
		3,491,589
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.2333% 12/27/14 (g)	2,008,242	1,757,211
Tranche C, term loan 2.2114% 12/27/15 (g)	1,024,613	886,290
Ford Motor Co. term loan 3.03% 12/15/13 (g)	2,466,169	2,379,853
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (g)	280,000	260,400
		5,283,754
Broadcasting - 0.8%
Univision Communications, Inc. Tranche 1LN, term loan 2.5103% 9/29/14 (g)	4,023,584	3,460,282
VNU, Inc.:
term loan 2.2947% 8/9/13 (g)	40,349	38,785
Tranche C, term loan 4.0447% 5/1/16 (g)	650,103	625,724
		4,124,791
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (g)	$ 4,610,475	$ 4,374,418
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (g)	1,040,000	993,200
Diversified Financial Services - 0.3%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (g)	897,000	908,213
Tranche 2LN, term loan 7% 3/17/16 (g)	658,000	664,580
		1,572,793
Electric Utilities - 1.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4334% 3/30/12 (g)	34,657	32,058
term loan 3.5334% 3/30/14 (g)	1,431,156	1,323,820
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7959% 10/10/14 (g)	5,691,023	4,339,405
Tranche B2, term loan 3.9407% 10/10/14 (g)	5,481,693	4,152,382
		9,847,665
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2603% 11/14/14 (g)	554,547	457,502
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.0302% 6/4/14 (g)	1,297,963	1,158,432
Healthcare - 0.9%
Community Health Systems, Inc.:
Tranche B, term loan 2.5493% 7/25/14 (g)	1,167,913	1,100,758
Tranche DD, term loan 2.5494% 7/25/14 (g)	59,936	56,490
HCA, Inc.:
Tranche B, term loan 2.7834% 11/17/13 (g)	768,935	738,177
Tranche B2, term loan 3.7834% 3/31/17 (g)	1,844,058	1,788,737
VWR Funding, Inc. term loan 2.7603% 6/29/14 (g)	1,392,672	1,291,703
		4,975,865
Homebuilding/Real Estate - 0.2%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	795,000	838,725
Publishing/Printing - 1.0%
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (g)	6,200,005	5,487,005
Floating Rate Loans - continued
	Principal Amount	Value
Restaurants - 0.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5286% 6/14/13 (g)	$ 405,190	$ 358,593
term loan 2.875% 6/14/14 (g)	4,471,068	3,956,896
		4,315,489
Services - 0.2%
ServiceMaster Co.:
term loan 2.8476% 7/24/14 (g)	1,030,798	948,334
Tranche DD, term loan 2.77% 7/24/14 (g)	102,652	94,440
		1,042,774
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.7018% 10/31/13 (g)	1,312,234	1,243,342
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 2.4556% 4/6/13 (g)	908,030	864,898
Technology - 1.9%
Avaya, Inc. term loan 3.0575% 10/24/14 (g)	8,130,834	7,114,450
Freescale Semiconductor, Inc. term loan 4.5616% 12/1/16 (g)	1,875,784	1,678,827
SunGard Data Systems, Inc. term loan 2.0433% 2/28/14 (g)	1,236,568	1,193,288
		9,986,565
Telecommunications - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (g)	1,250,000	1,168,750
TOTAL FLOATING RATE LOANS (Cost $59,128,579)		63,500,683
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.24% (b) (Cost $16,378,981)	16,378,981	16,378,981
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $488,867,571)		520,779,240
NET OTHER ASSETS (LIABILITIES) - 2.0%		10,816,955
NET ASSETS - 100%		$ 531,596,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,949,958 or 24.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $230,075 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 2,462,284
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,420
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 479,753	$ 221,096	$ -	$ 258,657
Financials	7,179,390	3,650,006	3,529,384	-
Industrials	1,762,132	1,762,132	-	-
Materials	812,500	812,500	-	-
Corporate Bonds	430,596,555	-	430,580,557	15,998
Commercial Mortgage Securities	69,246	-	-	69,246
Floating Rate Loans	63,500,683	-	63,500,683	-
Money Market Funds	16,378,981	16,378,981	-	-
Total Investments in Securities:	$ 520,779,240	$ 22,824,715	$ 497,610,624	$ 343,901
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 143,854
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35,297)
Cost of Purchases	246,652
Proceeds of Sales	(10,350)
Amortization/Accretion	(958)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 343,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (35,297)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.1%
Bermuda	4.2%
Canada	2.6%
Luxembourg	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $472,488,590)	$ 504,400,259
Fidelity Central Funds (cost $16,378,981)	16,378,981
Total Investments (cost $488,867,571)		$ 520,779,240
Cash		23,739
Receivable for investments sold		1,368,079
Interest receivable		9,428,707
Distributions receivable from Fidelity Central Funds		4,134
Total assets		531,603,899

Liabilities
Distributions payable	$ 88
Other payables and accrued expenses	7,616
Total liabilities		7,704

Net Assets		$ 531,596,195
Net Assets consist of:
Paid in capital		$ 499,713,491
Net unrealized appreciation (depreciation) on investments		31,882,704
Net Assets, for 5,043,714 shares outstanding		$ 531,596,195
Net Asset Value, offering price and redemption price per share ($531,596,195 ÷ 5,043,714 shares)		$ 105.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 344,397
Interest		47,175,329
Income from Fidelity Central Funds		49,420
Total income		47,569,146

Expenses
Custodian fees and expenses	$ 9,724
Independent directors' compensation	2,968
Interest	4,480
Miscellaneous	16
Total expenses before reductions	17,188
Expense reductions	(3,422)	13,766
Net investment income		47,555,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,091,922
Change in net unrealized appreciation (depreciation) on investment securities		24,147,272
Net gain (loss)		44,239,194
Net increase (decrease) in net assets resulting from operations		$ 91,794,574

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 47,555,380	$ 43,377,321
Net realized gain (loss)	20,091,922	(45,632,325)
Change in net unrealized appreciation (depreciation)	24,147,272	29,193,124
Net increase (decrease) in net assets resulting from operations	91,794,574	26,938,120
Distributions to partners from net investment income	(39,325,019)	(37,208,364)
Affiliated share transactions Proceeds from sales of shares	109,008,764	117,819,819
Reinvestment of distributions	39,324,023	37,207,830
Cost of shares redeemed	(134,760,939)	(115,039,611)
Net increase (decrease) in net assets resulting from share transactions	13,571,848	39,988,038
Total increase (decrease) in net assets	66,041,403	29,717,794

Net Assets
Beginning of period	465,554,792	435,836,998
End of period	$ 531,596,195	$ 465,554,792
Other Affiliated Information Shares
Sold	1,060,980	1,488,758
Issued in reinvestment of distributions	380,258	457,882
Redeemed	(1,326,870)	(1,436,447)
Net increase (decrease)	114,368	510,193

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 94.45	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income D	9.362	8.623	3.708
Net realized and unrealized gain (loss)	9.337	(5.390)	(1.658)
Total from investment operations	18.699	3.233	2.050
Distributions to partners from net investment income	(7.749)	(7.403)	(3.430)
Net asset value, end of period	$ 105.40	$ 94.45	$ 98.62
Total Return B, C	20.25%	4.83%	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions G	-%	-%	-% A
Expenses net of fee waivers, if any G	-%	-%	-% A
Expenses net of all reductions G	-%	-%	-% A
Net investment income	9.08%	10.53%	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,596	$ 465,555	$ 435,837
Portfolio turnover rate F	65%	57%	35% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,421,939
Gross unrealized depreciation	(12,882,565)
Net unrealized appreciation (depreciation)	$ 38,539,374

Tax Cost	$ 482,239,866

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $327,094,283 and $322,616,897, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,729,750.38%		$ 448

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were

Annual Report

Notes to Financial Statements - continued

7. Bank Borrowings - continued

outstanding amounted to $59,335,000. The weighted average interest rate was .62%. The interest expense amounted to $4,032 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,968.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $454.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 31, 2008 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 31, 2008 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Specialized High Income
Central Fund

Annual Report

August 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1010
1.820817.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Life of Fund A
Fidelity® Specialized High Income Central Fund	18.23%	7.13%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted impressive gains for the year ending August 31, 2010, with The BofA Merrill Lynch US High Yield Constrained IndexSM returning 21.92%. Conditions were ripe for a strong run in high yield, as the U.S. economy began growing again, credit conditions improved, interest rates remained exceptionally low and corporations showed better-than-expected financial results. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at prevailing rates that were lower, but still high enough to attract yield-hungry investors during a period of very low interest rates for higher-quality fixed-income alternatives, such as government bonds and money market instruments. The secondary market for high-yield bonds was active, paralleling a steady stream of new high-yield issuance that was generally well-received by market participants who were encouraged by an increasing number of credit-rating upgrades. Additionally, the high-yield default rate fell sharply, further bolstering demand. Fewer companies entered the distressed-securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. At times, equity-market volatility negatively influenced high-yield bonds, but these setbacks were temporary.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Fund: For the year ending August 31, 2010, the fund returned 18.23%, underperforming the 19.61% return of The BofA Merrill Lynch BB US High Yield Constrained Index. At the industry level, underweighting the top-performing insurance group dampened performance relative to the index, as did carrying a modest cash position within a strong market. Underweighting banks/thrifts and diversified financial services also detracted. Conversely, the fund got a boost from solid security selection within air transportation - where it also helped to carry an overweighting - telecommunications, technology and leisure. In terms of individual securities, not owning diversified financial services provider American General Finance hurt, as did untimely ownership and an underweighting of that firm's parent company, insurance giant American International Group (AIG). Our overweighted positions in hospital operator HCA and Host Hotels & Resorts performed well but lagged the index, as did an out-of-benchmark holding in Italian telecommunications company Wind Acquisition Finance. We lost further ground by not owning insurance provider and index component Liberty Mutual Group. On the plus side, the fund benefited the most from overweighting and timely ownership of five names: business machine manufacturer Xerox, Continental Airlines, Royal Caribbean Cruises, Delta Air Lines and United Airlines.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.0030%	$ 1,000.00	$ 1,070.30	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2010
(by issuer, excluding cash equivalents and interfund loans)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.0	0.0
HCA, Inc.	3.8	4.0
Royal Caribbean Cruises Ltd.	3.7	3.2
Nextel Communications, Inc.	2.6	2.4
Omega Healthcare Investors, Inc.	2.5	1.9
	16.6
Top Five Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.7	12.4
Healthcare	8.5	7.8
Electric Utilities	7.5	6.6
Diversified Financial Services	7.5	2.6
Technology	6.9	5.4
Quality Diversification (% of fund's net assets) as of August 31, 2010
As of August 31, 2010	As of February 28, 2010
AAA,AA,A 0.0%	AAA,AA,A 1.0%
BBB 6.7%	BBB 4.6%
BB 65.0%	BB 67.3%
B 22.0%	B 20.6%
Interfund Loans 4.8%	Interfund Loans 0.0%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Interfund Loans 4.8%		Interfund Loans 0.0%
	Nonconvertible Bonds 90.4%		Nonconvertible Bonds 89.2%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.4%
	Floating Rate Loans 3.3%		Floating Rate Loans 3.9%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	12.4%	** Foreign investments	14.0%

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.4%
	Principal Amount	Value
Aerospace - 0.6%
BE Aerospace, Inc. 8.5% 7/1/18	$ 1,965,000	$ 2,102,550
Esterline Technologies Corp. 7% 8/1/20 (b)	505,000	513,838
		2,616,388
Air Transportation - 3.6%
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	637,176	538,413
8.608% 10/1/12	1,120,000	1,120,000
10.375% 7/2/19	833,381	954,221
Continental Airlines, Inc.:
pass-thru trust certificates:
7.875% 7/2/18	856,276	804,899
8.388% 5/1/22	61,498	60,576
9.798% 4/1/21	1,270,830	1,245,414
6.75% 9/15/15 (b)	1,565,000	1,553,263
Continental Airlines, Inc. 9.25% 5/10/17	405,000	421,200
Delta Air Lines, Inc. 9.5% 9/15/14 (b)	610,000	654,225
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	2,833,468	2,786,716
8.954% 8/10/14	408,009	418,618
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,700,308	1,717,311
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,282,161	1,153,945
9.75% 1/15/17	1,774,968	1,965,777
12% 1/15/16 (b)	305,407	332,497
		15,727,075
Automotive - 2.5%
Ford Motor Credit Co. LLC:
6.625% 8/15/17	4,315,000	4,379,725
7% 4/15/15	1,630,000	1,674,825
8% 12/15/16	2,060,000	2,237,811
Lear Corp. 7.875% 3/15/18	1,120,000	1,156,400
Navistar International Corp. 8.25% 11/1/21	1,385,000	1,440,400
		10,889,161
Banks and Thrifts - 2.2%
Bank of America Corp.:
8% (c)	2,460,000	2,484,600
8.125% (c)	2,180,000	2,212,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - continued
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	$ 2,225,000	$ 1,919,063
Zions Bancorp. 7.75% 9/23/14	2,835,000	2,978,304
		9,594,667
Broadcasting - 0.8%
Belo Corp. 8% 11/15/16	3,285,000	3,465,675
Building Materials - 0.3%
Building Materials Corp. of America 6.875% 8/15/18 (b)	1,170,000	1,146,600
Cable TV - 4.4%
CSC Holdings LLC:
8.5% 4/15/14	1,025,000	1,122,375
8.5% 6/15/15	2,220,000	2,408,700
8.625% 2/15/19	1,805,000	2,017,088
EchoStar Communications Corp.:
6.625% 10/1/14	1,455,000	1,484,100
7.125% 2/1/16	2,410,000	2,464,225
7.75% 5/31/15	550,000	573,375
UPC Germany GmbH 8.125% 12/1/17 (b)	3,010,000	3,096,688
Videotron Ltd. 9.125% 4/15/18	5,570,000	6,140,925
		19,307,476
Capital Goods - 1.4%
Aircastle Ltd. 9.75% 8/1/18 (b)	975,000	987,188
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,575,000	1,602,563
Case New Holland, Inc. 7.75% 9/1/13	1,885,000	1,979,250
SPX Corp. 6.875% 9/1/17 (b)	1,495,000	1,528,638
		6,097,639
Chemicals - 2.0%
LBI Escrow Corp. 8% 11/1/17 (b)	3,120,000	3,354,000
NOVA Chemicals Corp.:
3.7476% 11/15/13 (c)	2,720,000	2,529,600
6.5% 1/15/12	2,830,000	2,893,675
		8,777,275
Consumer Products - 0.2%
ACCO Brands Corp. 10.625% 3/15/15	785,000	865,463
Containers - 1.2%
Greif, Inc. 6.75% 2/1/17	5,275,000	5,327,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 7.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	$ 6,900,000	$ 6,865,500
8% 1/15/18	3,915,000	3,895,425
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	460,000	292,100
International Lease Finance Corp.:
5.625% 9/20/13	600,000	563,250
5.65% 6/1/14	4,040,000	3,747,100
6.375% 3/25/13	130,000	125,613
6.5% 9/1/14 (b)	745,000	761,763
6.625% 11/15/13	620,000	596,750
6.75% 9/1/16 (b)	745,000	759,900
7.125% 9/1/18 (b)	2,190,000	2,233,800
8.625% 9/15/15 (b)	6,280,000	6,327,100
8.75% 3/15/17 (b)	2,210,000	2,226,575
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	2,225,000	2,314,000
SLM Corp. 8% 3/25/20	2,207,000	1,931,169
		32,640,045
Diversified Media - 1.5%
Interpublic Group of Companies, Inc. 6.25% 11/15/14	4,585,000	4,745,475
Liberty Media Corp.:
8.25% 2/1/30	1,710,000	1,624,500
8.5% 7/15/29	130,000	123,500
		6,493,475
Electric Utilities - 6.7%
AES Corp.:
7.75% 3/1/14	3,370,000	3,504,800
7.75% 10/15/15	3,020,000	3,163,450
8% 10/15/17	1,710,000	1,808,325
9.75% 4/15/16	1,305,000	1,455,075
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	2,400,000	2,508,000
Intergen NV 9% 6/30/17 (b)	3,960,000	4,068,900
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	2,175,000	2,272,875
NRG Energy, Inc.:
7.25% 2/1/14	850,000	867,000
7.375% 2/1/16	1,290,000	1,296,450
NSG Holdings II, LLC 7.75% 12/15/25 (b)	7,700,000	6,814,500
Otter Tail Corp. 9% 12/15/16	1,300,000	1,391,000
		29,150,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 6.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 830,000	$ 822,424
6.375% 9/15/17	382,000	377,997
6.95% 6/15/19	835,000	841,966
Chesapeake Energy Corp.:
6.625% 8/15/20	750,000	751,875
6.875% 8/15/18	750,000	765,000
7.625% 7/15/13	2,560,000	2,764,800
Continental Resources, Inc. 7.375% 10/1/20 (b)	1,360,000	1,380,400
Denbury Resources, Inc. 9.75% 3/1/16	515,000	569,075
Drummond Co., Inc. 7.375% 2/15/16	1,810,000	1,828,100
Forest Oil Corp. 8.5% 2/15/14	645,000	685,313
Frontier Oil Corp. 8.5% 9/15/16	1,900,000	1,947,500
Pan American Energy LLC 7.875% 5/7/21 (b)	1,540,000	1,586,200
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,025,000	4,155,813
7.5% 1/15/20	1,255,000	1,342,850
Plains Exploration & Production Co.:
7% 3/15/17	4,095,000	4,033,575
7.625% 6/1/18	1,575,000	1,598,625
10% 3/1/16	1,155,000	1,264,725
Range Resources Corp. 6.75% 8/1/20	2,010,000	2,035,125
		28,751,363
Environmental - 0.1%
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (b)	435,000	445,310
Food and Drug Retail - 1.7%
Albertsons, Inc.:
7.45% 8/1/29	3,560,000	2,883,600
7.75% 6/15/26	190,000	161,738
8% 5/1/31	2,225,000	1,869,000
SUPERVALU, Inc. 8% 5/1/16	2,695,000	2,701,738
		7,616,076
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (b)	525,000	500,063
Gaming - 2.5%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (b)(c)	150,000	85,500
8% 11/15/13 (b)	720,000	417,600
Scientific Games Corp.:
7.875% 6/15/16 (b)	3,410,000	3,444,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Scientific Games Corp.: - continued
9.25% 6/15/19	$ 870,000	$ 922,200
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,245,000	1,210,763
7.25% 5/1/12	1,580,000	1,536,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (b)	3,375,000	3,400,313
		11,017,026
Healthcare - 8.5%
HCA, Inc.:
8.5% 4/15/19	1,880,000	2,053,900
9.125% 11/15/14	1,500,000	1,578,750
9.25% 11/15/16	4,655,000	4,969,213
9.625% 11/15/16 pay-in-kind (c)	6,821,000	7,281,418
9.875% 2/15/17	265,000	289,513
Mylan, Inc.:
7.625% 7/15/17 (b)	660,000	684,750
7.875% 7/15/20 (b)	780,000	817,050
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,785,000	5,900,700
7% 1/15/16	4,130,000	4,222,925
7.5% 2/15/20 (b)	645,000	670,800
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,577,250
Valeant Pharmaceuticals International 7.625% 3/15/20 (b)	765,000	921,825
Ventas Realty LP:
6.5% 6/1/16	830,000	846,600
6.5% 6/1/16	1,680,000	1,713,600
6.625% 10/15/14	1,795,000	1,848,850
		37,377,144
Homebuilding/Real Estate - 1.0%
DuPont Fabros Technology LP 8.5% 12/15/17	945,000	999,338
KB Home 7.25% 6/15/18	490,000	448,350
Lennar Corp.:
5.6% 5/31/15	1,280,000	1,190,400
12.25% 6/1/17	1,440,000	1,641,600
		4,279,688
Hotels - 2.0%
Host Hotels & Resorts LP:
6.875% 11/1/14	545,000	558,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - continued
Host Hotels & Resorts LP: - continued
9% 5/15/17	$ 485,000	$ 526,225
Host Marriott LP 7.125% 11/1/13	7,422,000	7,533,330
		8,618,180
Leisure - 3.9%
GWR Operating Partnership LLP 10.875% 4/1/17 (b)	975,000	982,313
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	950,000	961,875
7.25% 3/15/18	500,000	488,750
yankee:
7% 6/15/13	6,215,000	6,347,069
7.25% 6/15/16	5,305,000	5,291,738
7.5% 10/15/27	3,310,000	2,958,147
		17,029,892
Metals/Mining - 1.4%
Arch Coal, Inc.:
7.25% 10/1/20	205,000	206,538
8.75% 8/1/16	745,000	802,738
CONSOL Energy, Inc.:
8% 4/1/17 (b)	2,010,000	2,110,500
8.25% 4/1/20 (b)	1,305,000	1,386,563
Drummond Co., Inc. 9% 10/15/14 (b)	315,000	329,963
Massey Energy Co. 6.875% 12/15/13	1,510,000	1,528,875
		6,365,177
Paper - 0.9%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	500,000	510,000
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	3,190,000	3,397,350
		3,907,350
Services - 1.5%
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (b)	1,515,000	1,575,600
7.875% 7/15/20 (b)	490,000	514,500
FTI Consulting, Inc.:
7.625% 6/15/13	2,370,000	2,399,625
7.75% 10/1/16	1,475,000	1,519,250
PHH Corp. 9.25% 3/1/16 (b)	740,000	743,700
		6,752,675
Shipping - 2.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (b)	5,395,000	5,583,825
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	$ 525,000	$ 452,156
8.125% 3/30/18	1,125,000	1,153,125
Teekay Corp. 8.5% 1/15/20	1,480,000	1,587,300
		8,776,406
Steels - 1.6%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,100,000	3,138,750
7.375% 11/1/12	3,050,000	3,217,750
7.625% 3/15/20 (b)	585,000	595,238
		6,951,738
Super Retail - 3.1%
AutoNation, Inc. 6.75% 4/15/18	905,000	902,738
Ltd. Brands, Inc. 8.5% 6/15/19	1,160,000	1,310,800
Netflix, Inc. 8.5% 11/15/17	3,535,000	3,822,042
QVC, Inc. 7.125% 4/15/17 (b)	575,000	582,188
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (b)	6,220,000	6,468,800
Toys 'R' US, Inc. 7.375% 9/1/16 (b)	550,000	552,750
		13,639,318
Technology - 6.9%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (b)	7,225,000	7,170,813
Amkor Technology, Inc. 7.375% 5/1/18 (b)	4,160,000	4,149,600
Jabil Circuit, Inc.:
7.75% 7/15/16	1,135,000	1,222,963
8.25% 3/15/18	915,000	995,063
Lucent Technologies, Inc.:
6.45% 3/15/29	3,665,000	2,473,875
6.5% 1/15/28	10,000	6,750
Seagate HDD Cayman 6.875% 5/1/20 (b)	445,000	436,656
Seagate Technology HDD Holdings 6.8% 10/1/16	3,890,000	3,928,900
Xerox Capital Trust I 8% 2/1/27	9,690,000	9,891,831
		30,276,451
Telecommunications - 11.7%
Citizens Communications Co.:
7.875% 1/15/27	360,000	351,000
9% 8/15/31	6,885,000	7,005,488
Cricket Communications, Inc. 7.75% 5/15/16	3,360,000	3,469,200
Equinix, Inc. 8.125% 3/1/18	2,800,000	2,940,000
Frontier Communications Corp.:
7.875% 4/15/15	685,000	720,963
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Frontier Communications Corp.: - continued
8.125% 10/1/18	$ 3,045,000	$ 3,227,700
8.25% 5/1/14	1,745,000	1,882,332
8.25% 4/15/17	1,920,000	2,049,600
8.5% 4/15/20	345,000	363,975
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	893,781
6.875% 10/31/13	5,360,000	5,346,600
7.375% 8/1/15	5,180,000	5,128,200
NII Capital Corp.:
8.875% 12/15/19	2,595,000	2,789,625
10% 8/15/16	1,915,000	2,147,194
Qwest Communications International, Inc.:
7.125% 4/1/18 (b)	1,800,000	1,858,500
7.5% 2/15/14	2,005,000	2,042,594
8% 10/1/15 (b)	1,380,000	1,483,500
Qwest Corp.:
3.7871% 6/15/13 (c)	1,795,000	1,839,875
8.375% 5/1/16	1,175,000	1,369,228
Sprint Nextel Corp. 6% 12/1/16	1,970,000	1,839,488
U.S. West Communications 7.5% 6/15/23	2,500,000	2,525,000
		51,273,843
TOTAL NONCONVERTIBLE BONDS (Cost $373,854,920)		395,676,764
Floating Rate Loans - 3.3%

Automotive - 2.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2333% 12/27/14 (c)	4,862,821	4,254,969
Tranche C, term loan 2.2114% 12/27/15 (c)	2,697,735	2,333,541
Ford Motor Co. term loan 3.03% 12/15/13 (c)	2,748,735	2,652,529
		9,241,039
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4334% 3/30/12 (c)	319,179	295,240
term loan 3.5334% 3/30/14 (c)	3,475,446	3,214,788
		3,510,028
Floating Rate Loans - continued
	Principal Amount	Value
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	$ 1,535,000	$ 1,630,938
TOTAL FLOATING RATE LOANS (Cost $13,552,951)		14,382,005
Interfund Loans - 4.8%

With Fidelity Blue Chip Growth Fund, at 0.47% due 9/1/10 (a) (Cost $21,052,000)	21,052,000	21,052,000
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $1,512,000)	$ 1,512,010	1,512,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $409,971,871)		432,622,769
NET OTHER ASSETS (LIABILITIES) - 1.1%		4,961,369
NET ASSETS - 100%		$ 437,584,138
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,227,933 or 22.0% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,512,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 380,134
Bank of America NA	133,627
Barclays Capital, Inc.	89,572
Credit Suisse Securities (USA) LLC	66,814
Deutsche Bank Securities, Inc.	33,407
HSBC Securities (USA), Inc.	100,221
J.P. Morgan Securities, Inc.	467,696
Mizuho Securities USA, Inc.	66,814
Societe Generale, New York Branch	167,034
Wells Fargo Securities LLC	6,681
$ 1,512,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Liberia	3.7%
Canada	3.1%
Cayman Islands	1.8%
Marshall Islands	1.6%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $1,512,000) - See accompanying schedule: Unaffiliated issuers (cost $388,919,871)	$ 411,570,769
Other affiliated issuers (cost $21,052,000)	21,052,000
Total Investments (cost $409,971,871)		$ 432,622,769
Cash		749
Receivable for investments sold		252,592
Interest receivable		7,767,909
Other affiliated receivables		451
Total assets		440,644,470

Liabilities
Payable for investments purchased	$ 3,059,082
Distributions payable	75
Other payables and accrued expenses	1,175
Total liabilities		3,060,332

Net Assets		$ 437,584,138
Net Assets consist of:
Paid in capital		$ 414,933,240
Net unrealized appreciation (depreciation) on investments		22,650,898
Net Assets, for 4,460,811 shares outstanding		$ 437,584,138
Net Asset Value, offering price and redemption price per share ($437,584,138 ÷ 4,460,811 shares)		$ 98.10

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2010

Investment Income
Interest (including $17,659 from affiliated interfund lending)		$ 34,713,963

Expenses
Custodian fees and expenses	$ 8,017
Independent directors' compensation	2,444
Miscellaneous expense	16
Total expenses before reductions	10,477
Expense reductions	(2,726)	7,751
Net investment income		34,706,212
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,233,438
Change in net unrealized appreciation (depreciation) on investment securities		17,885,643
Net gain (loss)		36,119,081
Net increase (decrease) in net assets resulting from operations		$ 70,825,293

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 34,706,212	$ 36,291,020
Net realized gain (loss)	18,233,438	(38,655,043)
Change in net unrealized appreciation (depreciation)	17,885,643	26,166,378
Net increase (decrease) in net assets resulting from operations	70,825,293	23,802,355
Distributions to partners from net investment income	(31,303,018)	(32,276,602)
Affiliated share transactions Proceeds from sales of shares	-	25,302,989
Reinvestment of distributions	31,302,136	32,276,120
Cost of shares redeemed	(42,968,987)	(50,209,965)
Net increase (decrease) in net assets resulting from share transactions	(11,666,851)	7,369,144
Total increase (decrease) in net assets	27,855,424	(1,105,103)

Net Assets
Beginning of period	409,728,714	410,833,817
End of period	$ 437,584,138	$ 409,728,714
Other Information Shares
Sold	-	325,689
Issued in reinvestment of distributions	327,916	401,003
Redeemed	(458,492)	(578,785)
Net increase (decrease)	(130,576)	147,907

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 89.24	$ 92.46	$ 97.00	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	7.729	7.598	7.134	7.095	2.314	3.996
Net realized and unrealized gain (loss)	8.103	(4.053)	(4.802)	(1.570)	(.270)	(1.413)
Total from investment operations	15.832	3.545	2.332	5.525	2.044	2.583
Distributions to partners from net investment income	(6.972)	(6.765)	(6.872)	(6.995)	(2.254)	(3.903)
Net asset value, end of period	$ 98.10	$ 89.24	$ 92.46	$ 97.00	$ 98.47	$ 98.68
Total Return B, C	18.23%	4.96%	2.39%	5.61%	2.11%	2.63%
Ratios to Average Net Assets G
Expenses before reductions	-% E	-% E	-% E	-% E	.04% A	.04% A
Expenses net of fee waivers, if any	-% E	-% E	-% E	-% E	.01% A	.04% A
Expenses net of all reductions	-% E	-% E	-% E	-% E	-% A, E	.04% A
Net investment income	8.12%	9.40%	7.45%	7.10%	7.04% A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 437,584	$ 409,729	$ 410,834	$ 343,017	$ 206,873	$ 207,327
Portfolio turnover rate	70%	73%	50%	75%	46% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period September 20, 2005 (commencement of operations) to April 30, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,048,473
Gross unrealized depreciation	(3,064,108)
Net unrealized appreciation (depreciation)	$ 25,984,365

Tax Cost	$ 406,638,404

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $284,513,353 and $303,898,349, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 7,693,804.42%

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,444.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $282.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2010, and the related statement of operations for the year ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 15, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007- 2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$42,000	$-	$6,000	$-
Fidelity Specialized High Income Central Fund	$51,000	$-	$8,100	$-

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$47,000	$-	$6,000	$-
Fidelity Specialized High Income Central Fund	$56,000	$-	$8,100	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$720,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$405,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
Deloitte Entities	$1,220,000	$1,345,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2010